Vident International Equity Strategy ETFTM
Schedule of Investments
May 31, 2023 (Unaudited)
Shares	Security Description	Value
COMMON STOCKS - 95.4%
	Australia - 4.4%
298,265	AGL Energy, Ltd.	$1,812,475
444,618	Beach Energy, Ltd.	399,950
137,015	BlueScope Steel, Ltd.	1,642,151
257,228	Harvey Norman Holdings, Ltd.	560,986
353,884	Healius, Ltd.	723,689
52,789	JB Hi-Fi, Ltd.	1,454,974
49,224	Metcash, Ltd.	113,086
100,279	New Hope Corporation, Ltd.	299,168
188,494	QBE Insurance Group, Ltd.	1,783,401
81,658	Sonic Healthcare, Ltd.	1,859,611
546,491	South32, Ltd.	1,372,204
1,485,627	Tabcorp Holdings, Ltd.	1,096,020
288,689	Whitehaven Coal, Ltd.	1,057,428
400,176	Yancoal Australia, Ltd.	1,180,919
		15,356,062
	Austria - 0.1%
4,003	OMV AG	177,873
2,515	Voestalpine AG	77,702
		255,575
	Belgium - 0.1%
55,447	Proximus SADP	429,271
	Brazil - 3.1%
452,630	Cia Brasileira de Distribuicao (a)	1,437,804
245,935	EDP - Energias do Brasil SA	1,106,297
556,535	Embraer SA (a)	2,057,981
285,881	JBS SA	943,281
443,653	Marfrig Global Foods SA	573,417
107,064	Minerva SA	214,258
194,922	Telefonica Brasil SA	1,536,725
773,265	TIM SA	2,095,495
57,866	Vale SA	730,061
		10,695,319
	Canada - 6.2%
18,429	Alimentation Couche-Tard, Inc.	891,149
26,675	Canfor Corporation (a)	376,586
16,473	Celestica, Inc. (a)	209,775
239,457	Crescent Point Energy Corporation	1,507,947
2,889	Fairfax Financial Holdings, Ltd.	2,070,907
28,485	Gildan Activewear, Inc.	775,778
70,755	Great-West Lifeco, Inc.	2,000,379
30,064	iA Financial Corporation, Inc.	1,913,586
29,509	Interfor Corporation (a)	430,923
30,139	Magna International, Inc.	1,456,286
94,578	Manulife Financial Corporation	1,749,898
68,824	Power Corporation of Canada	1,779,206
26,635	Stelco Holdings, Inc.	832,380
37,467	Sun Life Financial, Inc.	1,812,297
44,451	Teck Resources, Ltd. - Class B	1,732,847
17,089	TFI International, Inc.	1,797,783
		21,337,727
	Chile - 1.3%
1,062,077	Cencosud SA	1,995,711
13,911,389	Enel Americas SA	1,784,381
376,959	Falabella SA	826,385
		4,606,477
	China - 4.7%
774,500	3SBio, Inc. (b)	783,577
956,000	China Life Insurance Company, Ltd. - H-Shares	1,614,450
668,200	China Pacific Insurance Group Company, Ltd. - H-Shares	1,690,079
2,403,500	China Resources Pharmaceutical Group, Ltd. (b)	2,305,788
133,278	Hello Group, Inc. - ADR	1,075,553
2,322,000	Lenovo Group, Ltd.	2,183,109
647,900	New China Life Insurance Company, Ltd. - H-Shares	1,675,978
1,286,000	PetroChina Company, Ltd. - H-Shares	831,241
336,000	PICC Property & Casualty Company, Ltd. - H-Shares	400,457
5,378,000	The People’s Insurance Company Group of China, Ltd. - H-Shares	2,033,517
121,142	Vipshop Holdings, Ltd. - ADR (a)	1,734,754
		16,328,503
	Denmark - 3.3%
886	AP Moller - Maersk AS - Class B	1,485,926
23,625	Danske Bank AS (a)	479,251
11,452	DSV AS	2,200,983
43,549	FLSmidth & Company AS	1,801,761
368,737	H Lundbeck AS (a)	1,929,941
26,714	Jyske Bank AS (a)	1,829,197
22,122	Pandora AS	1,757,675
		11,484,734
	Finland - 0.6%
93,136	Nokia OYJ	376,813
74,078	Nokian Renkaat OYJ	640,167
169,341	Outokumpu Oyj	921,446
		1,938,426
	France - 0.8%
31,678	Cie de Saint-Gobain	1,749,382
30,885	Renault SA	1,030,104
		2,779,486
	Germany - 4.1%
7,575	Allianz SE	1,614,977
10,591	Aurubis AG	807,536
18,354	Bayerische Motoren Werke AG	1,994,285
12,846	BioNTech SE - ADR	1,349,858
141,990	Deutsche Bank AG	1,434,432
62,038	Deutsche Lufthansa AG (a)	605,829
34,756	Freenet AG	850,003
78,396	K+S AG	1,257,846
24,814	Mercedes-Benz Group AG	1,845,707
5,060	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,801,748
23,364	Suedzucker AG	400,526
		13,962,747
	Hong Kong - 4.6%
225,100	ASMPT, Ltd.	1,917,947
1,251,800	China Taiping Insurance Holdings Company, Ltd.	1,304,849
3,676,000	China Traditional Chinese Medicine Holdings Company, Ltd.	1,770,322
250,000	CK Asset Holdings, Ltd.	1,347,683
465,500	Kingboard Holdings, Ltd.	1,254,693
2,210,000	Kunlun Energy Company, Ltd.	1,761,620
5,221,000	Pacific Basin Shipping, Ltd.	1,527,300
1,182,000	Sino Land Company, Ltd.	1,537,095
136,500	Swire Pacific, Ltd. - Class A	911,947
2,440,000	WH Group, Ltd. (b)	1,274,819
850,000	Xinyi Glass Holdings, Ltd.	1,257,369
		15,865,644
	Indonesia - 1.6%
8,762,200	Adaro Energy Indonesia Tbk PT	1,192,454
4,609,300	Astra International Tbk PT	1,983,321
2,065,500	Bank Negara Indonesia Persero Tbk PT	1,247,017
748,300	Indo Tambangraya Megah Tbk PT	1,104,479
		5,527,271
	Ireland - 1.0%
176,020	Bank of Ireland Group plc	1,650,234
18,640	DCC plc	1,062,021
13,198	Johnson Controls International plc	787,921
		3,500,176
	Israel - 4.7%
196,599	Bank Hapoalim BM	1,580,182
112,110	Bank Leumi Le-Israel BM	784,931
1,116,990	Bezeq The Israeli Telecommunication Corporation, Ltd.	1,396,630
14,223	Check Point Software Technologies, Ltd. (a)	1,775,173
16,502	Delek Group, Ltd.	1,877,763
43,550	First International Bank Of Israel, Ltd.	1,639,414
227,586	ICL Group, Ltd.	1,238,182
52,939	Inmode, Ltd. (a)	1,671,284
43,323	Perion Network, Ltd. (a)	1,333,482
17,133	Plus500, Ltd.	306,204
183,365	Teva Pharmaceutical Industries, Ltd. (a)	1,315,729
100,784	ZIM Integrated Shipping Services, Ltd.	1,282,980
		16,201,954
	Italy - 1.5%
94,058	Assicurazioni Generali SpA	1,776,372
119,425	Eni SpA	1,585,119
96,269	Iveco Group NV (a)	716,989
93,390	Leonardo SpA	998,616
93,068	UnipolSai Assicurazioni SpA	219,672
		5,296,768
	Japan - 0.7%
99,800	Sumitomo Forestry Company, Ltd.	2,246,509
	Malaysia - 2.3%
773,500	CIMB Group Holdings Bhd	807,772
4,771,700	Hartalega Holdings Bhd	2,377,838
887,600	Malayan Banking Bhd	1,663,469
1,086,100	MISC Bhd	1,717,805
304,300	Petronas Chemicals Group Bhd	432,501
1,166,600	Sime Darby Plantation Bhd	1,066,634
		8,066,019
	Mexico - 1.2%
209,686	Arca Continental SAB de CV	2,111,236
213,667	Fomento Economico Mexicano SAB de CV	2,149,274
		4,260,510
	Netherlands - 1.9%
336,664	Aegon NV	1,476,943
62,747	Koninklijke Ahold Delhaize NV	1,984,090
28,807	Randstad NV	1,408,410
121,332	Stellantis NV	1,834,467
		6,703,910
	Norway - 6.0%
25,226	Aker BP ASA	546,041
1,478,632	DNO ASA	1,313,033
62,130	Equinor ASA	1,582,111
92,046	Gjensidige Forsikring ASA	1,540,578
45,730	Kongsberg Gruppen ASA	1,824,612
266,816	Leroy Seafood Group ASA	1,188,621
99,415	Mowi ASA	1,699,600
110,597	Nordic Semiconductor ASA (a)	1,154,311
225,145	Norsk Hydro ASA	1,355,362
248,043	Orkla ASA	1,777,690
210,537	Storebrand ASA	1,515,314
176,382	Telenor ASA	1,804,509
121,067	TGS ASA	1,659,070
51,118	Var Energi ASA	114,274
41,503	Yara International ASA	1,542,728
		20,617,854
	Poland - 2.2%
86,232	Bank Polska Kasa Opieki SA	1,951,612
53,748	KGHM Polska Miedz SA	1,321,822
123,219	Polski Koncern Naftowy ORLEN SA	1,743,738
59,890	Powszechna Kasa Oszczednosci Bank Polski SA	451,718
218,396	Powszechny Zaklad Ubezpieczen SA	1,981,007
		7,449,897
	Republic of Korea - 7.4%
50,251	DB HiTek Company, Ltd.	2,286,804
33,196	DB Insurance Company, Ltd.	1,850,823
50,441	GS Holdings Corporation	1,463,160
53,106	Hankook Tire & Technology Company, Ltd.	1,380,416
66,813	Hyundai Marine & Fire Insurance Company, Ltd.	1,651,133
35,003	Kia Corporation	2,265,404
62,856	KT Corporation	1,494,147
23,742	KT&G Corporation	1,495,446
23,351	LG Electronics, Inc.	2,160,484
201,369	LG Uplus Corporation	1,705,321
66,027	LX INTERNATIONAL Corporation	1,502,366
6,546	NongShim Company, Ltd.	2,165,149
383,128	Pan Ocean Company, Ltd.	1,359,603
76,261	SD Biosensor, Inc.	972,762
24,374	Seegene, Inc.	446,252
9,715	Shinsegae, Inc.	1,447,094
		25,646,364
	Russian Federation - 0.0% (c)
1,196	Magnit PJSC - GDR (a)(d)(e)(f)	–
24,074	Severstal PAO - GDR (a)(d)(e)(f)	–
		–
	Singapore - 5.8%
66,300	City Developments, Ltd.	330,313
888,400	ComfortDelGro Corporation, Ltd.	721,290
56,700	DBS Group Holdings, Ltd.	1,268,044
2,376,200	Genting Singapore, Ltd.	1,771,386
70,400	Jardine Cycle & Carriage, Ltd.	1,679,914
49,772	JOYY, Inc. - ADR	1,234,346
324,000	Keppel Corporation, Ltd.	1,508,979
166,100	NETLINK NBN TRUST, Ltd. (e)	106,046
187,400	Oversea-Chinese Banking Corporation, Ltd.	1,697,161
508,500	Sembcorp Industries, Ltd.	1,887,851
402,700	Singapore Airlines, Ltd.	1,905,235
926,400	Singapore Telecommunications, Ltd.	1,702,577
80,519	United Overseas Bank, Ltd.	1,661,074
93,000	Venture Corporation, Ltd.	1,041,303
586,000	Wilmar International, Ltd.	1,691,154
		20,206,673
	South Africa - 2.1%
220,897	Aspen Pharmacare Holdings, Ltd.	1,912,202
94,027	Impala Platinum Holdings, Ltd.	751,504
2,737,554	Old Mutual, Ltd.	1,474,028
346,324	Sibanye Stillwater, Ltd.	611,862
181,907	Standard Bank Group, Ltd.	1,391,090
414,713	Woolworths Holdings, Ltd.	1,245,211
		7,385,897
	Spain - 0.5%
240,849	Banco Bilbao Vizcaya Argentaria SA	1,571,424
88,100	Mapfre SA	172,631
		1,744,055
	Sweden - 4.1%
40,001	Boliden AB - Redemption Shares (a)	42,193
40,001	Boliden AB	1,214,518
32,125	Getinge AB - Class B	736,446
196,412	Securitas AB - Class B	1,442,284
101,174	Skanska AB - Class B	1,329,329
289,278	SSAB AB - Class B	1,785,063
98,041	Swedbank AB - Class A	1,495,802
82,840	Swedish Orphan Biovitrum AB (a)	1,659,297
320,364	Telefonaktiebolaget LM Ericsson - Class B	1,651,919
91,856	Volvo AB - Class B	1,690,081
380,785	Volvo Car AB - Class B (a)	1,304,317
		14,351,249
	Switzerland - 3.8%
7,293	Baloise Holding AG	1,116,109
7,957	Chubb, Ltd.	1,478,410
12,171	Cie Financiere Richemont SA	1,924,540
61,219	Ferrexpo plc	69,957
115,706	Glencore plc	590,045
7,133	Helvetia Holding AG	1,008,912
19,808	Novartis AG	1,888,602
42,444	STMicroelectronics NV	1,836,902
5,265	Swatch Group AG	1,558,507
17,649	Swiss Re AG	1,761,135
		13,233,119
	Taiwan - 10.0%
552,000	ASE Technology Holding Company, Ltd.	2,003,027
2,934,600	AU Corporation	1,680,871
318,000	Catcher Technology Company, Ltd.	1,919,746
638,000	Chicony Electronics Company, Ltd.	2,200,895
488,000	Gigabyte Technology Company, Ltd.	2,961,907
4,899,550	Innolux Corporation	2,216,378
838,000	Lite-On Technology Corporation	2,427,207
1,603,000	Macronix International Company, Ltd.	1,737,203
438,000	Micro-Star International Company, Ltd.	2,366,219
355,000	Nanya Technology Corporation	849,158
161,000	Novatek Microelectronics Corporation	2,229,452
581,000	Powertech Technology, Inc.	1,888,923
558,000	Radiant Opto-Electronics Corporation	2,142,836
1,221,000	United Microelectronics Corporation	2,058,345
2,280,000	Winbond Electronics Corporation	1,977,447
1,851,000	Wistron Corporation	4,017,955
		34,677,569
	Thailand - 1.9%
167,600	Bangkok Bank PCL - NVDR	785,023
2,921,300	Bangkok Chain Hospital pcl - NVDR	1,552,990
1,845,900	Regional Container Lines pcl - NVDR	1,273,034
2,781,100	Sri Trang Agro-Industry pcl - NVDR	1,518,417
5,806,100	Sri Trang Gloves Thailand pcl - NVDR	1,534,946
		6,664,410
	United Kingdom - 3.4%
30,778	Anglo American plc	848,184
326,956	Aviva plc - Class B	1,597,418
107,599	BT Group plc	195,837
247,802	HSBC Holdings plc	1,813,582
176,776	International Distributions Services plc	431,073
508,276	J Sainsbury plc	1,704,669
71,136	Janus Henderson Group plc	1,869,454
426,026	Kingfisher plc	1,219,721
18,868	Rio Tinto plc	1,118,273
1,143,309	Vodafone Group plc	1,082,179
		11,880,390
	TOTAL COMMON STOCKS (Cost $349,225,649)	330,700,565

PREFERRED STOCKS - 3.4%
	Brazil - 2.3%
790,332	Cia Energetica de Minas Gerais	1,797,647
1,186,052	Cia Paranaense de Energia - Class B	1,725,158
299,591	Gerdau SA	1,410,831
650,580	Metalurgica Gerdau SA	1,420,076
347,232	Petroleo Brasileiro SA	1,777,548
		8,131,260
	Chile - 0.6%
767,452	Embotelladora Andina SA - Class B	1,951,065
	Germany - 0.5%
34,048	Schaeffler AG	206,720
13,553	Volkswagen AG	1,684,444
		1,891,164
	TOTAL PREFERRED STOCKS (Cost $12,022,036)	11,973,489
Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
	Money Market Deposit Account - 0.5%
$1,581,358	U.S. Bank Money Market Deposit Account, 4.01% (g)	1,581,358
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,581,358)	1,581,358
	TOTAL INVESTMENTS - 99.3% (Cost $362,829,043)	344,255,412
	Other Assets in Excess of Liabilities - 0.7%	2,507,823
	NET ASSETS - 100.0%	$346,763,235

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2023, the value of these securities amounted to $4,364,184 or 1.3% of net assets.

(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2023, the value of these securities amounted to $106,046 or 0.0% of net assets.

(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.0% of net assets.
(g)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2023.

ADR-	American Depositary Receipt.
GDR-	Global Depositary Receipt.
NVDR-	Non-Voting Depositary Receipt.

 Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$330,700,565	$-	$0	(a)	$330,700,565
Preferred Stocks	11,973,489	-	-		11,973,489
Short-Term Investments	1,581,358	-	-		1,581,358
Total Investments in Securities	$344,255,412	$-	$0		$344,255,412
^See Schedule of Investments for breakout of investments by country classification.
(a) Represents less than $0.50.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.